Derivative Financial Instruments and Fair Value Measurements - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Volatility [Member]
Derivative liability , measurement input, percentages	279.44
Volatility [Member] | Warrant [Member]
Derivative liability , measurement input, percentages		0.00	110
Volatility [Member] | Convertible Debt [Member]
Derivative liability , measurement input, percentages		355
Debt instrument, measurement input, percentages	225.70
Volatility [Member] | Convertible Debt [Member] | Initial Valuations [Member]
Derivative liability , measurement input, percentages		320
Volatility [Member] | Convertible Debt [Member] | Minimum [Member]
Derivative liability , measurement input, percentages			191
Volatility [Member] | Convertible Debt [Member] | Maximum [Member]
Derivative liability , measurement input, percentages			221
Expected Remaining Term [Member]
Derivative liability, measurement input, term	1 year
Expected Remaining Term [Member] | Warrant [Member]
Derivative liability, measurement input, term		0 years	2 months 30 days
Expected Remaining Term [Member] | Convertible Debt [Member] | Initial Valuations [Member]
Derivative liability, measurement input, term		1 year
Expected Remaining Term [Member] | Convertible Debt [Member] | Minimum [Member]
Derivative liability, measurement input, term		1 month 9 days	6 months 21 days
Debt instrument, measurement input, term	1 month 27 days
Expected Remaining Term [Member] | Convertible Debt [Member] | Maximum [Member]
Derivative liability, measurement input, term		10 months 25 days	1 year 1 month 6 days
Debt instrument, measurement input, term	9 months 3 days
Risk Free Interest Rate [Member]
Derivative liability , measurement input, percentages	1.98
Risk Free Interest Rate [Member] | Warrant [Member]
Derivative liability , measurement input, percentages		0.00	1.93
Risk Free Interest Rate [Member] | Convertible Debt [Member] | Initial Valuations [Member]
Derivative liability , measurement input, percentages		2.32
Risk Free Interest Rate [Member] | Convertible Debt [Member] | Minimum [Member]
Derivative liability , measurement input, percentages		1.92	2.11
Debt instrument, measurement input, percentages	1.75
Risk Free Interest Rate [Member] | Convertible Debt [Member] | Maximum [Member]
Derivative liability , measurement input, percentages		2.15	2.33
Debt instrument, measurement input, percentages	1.91
Expected Dividend Yield [Member]
Derivative liability , measurement input, percentages	0.00
Expected Dividend Yield [Member] | Warrant [Member]
Derivative liability , measurement input, percentages		0.00	0.00
Expected Dividend Yield [Member] | Convertible Debt [Member]
Derivative liability , measurement input, percentages		0.00	0.00
Debt instrument, measurement input, percentages	0.00
Expected Dividend Yield [Member] | Convertible Debt [Member] | Initial Valuations [Member]
Derivative liability , measurement input, percentages		0.00